SUBSEQUENT EVENTS (Details) CAD in Millions, $ in Millions					12 Months Ended
	Mar. 06, 2018 USD ($)	Mar. 06, 2018 CAD	Feb. 01, 2018 property	Apr. 10, 2017 property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of properties acquired			105
Proceeds from sales of investments accounted for using equity method | $					$ 1,006	$ 1,092	$ 1,656
Student Housing
Disclosure of non-adjusting events after reporting period [line items]
Number of properties acquired			16	13
Bay Adelaide Centre West And East Towers | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage sold	50.00%	50.00%
Proceeds from sales of investments accounted for using equity method	$ 660	CAD 850